Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	May 31, 2018	Feb. 28, 2018
Stockholders Equity
Schedule of computing the fair value of the warrants using the Black-Scholes pricing model

	July 20,	July 27,	February 6,	February 15,	February 16,
	2017	2017	2018	2018	2018
Weighted-average volatility	263%	263%	157%	153%	158%
Expected dividends	None	None	None	None	None
Expected term (in years)	10.00	10.00	1.00	1.00	1.00
Weighted-average risk-free interest rate	1.17%	1.16%	2.00%	1.99%	2.00%
Weighted-average fair value of warrants granted	$0.20	$0.27	$0.15	$0.14	$0.17

The Company utilized the following key assumptions in computing the fair value of the warrants using the Black-Scholes pricing model:

	July 20,	July 27,	February 6,	February 15,	February 16,
	2017	2017	2018	2018	2018
Weighted-average volatility	263%	263%	157%	153%	158%
Expected dividends	None	None	None	None	None
Expected term (in years)	10.00	10.00	1.00	1.00	1.00
Weighted-average risk-free interest rate	1.17%	1.16%	2.00%	1.99%	2.00%
Weighted-average fair value of warrants granted	$0.20	$0.27	$0.15	$0.14	$0.17

Summary of stock warrant activity

Number of Warrants
Outstanding - February 28, 2017	4,480,000
Granted	6,944,740
Canceled or expired	(2,430,000)
Outstanding - February 28, 2018	9,044,740

Granted	-
Canceled or expired	-
Outstanding - May 31, 2018	9,044,740
Exercisable at May 31, 2018	9,044,740

The following table summarizes information about the Company’s stock warrant activity during the fiscal years 2018 and 2017:

Number of Warrants
Outstanding - February 28, 2016	2,050,000
Granted	2,430,000
Canceled or expired	-
Outstanding - February 28, 2017	4,480,000

Granted	6,994,740
Canceled or expired	(2,430,000)
Outstanding - February 28, 2018	9,044,740
Exercisable at February 28, 2018	9,044,740

Summary of stock warrants outstanding

Exercise Price	Number Outstanding	Weighted Average Remaining Life (years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercisable Price
$0.10	7,394,740	5.67	$0.10	7,394,740	$0.10
$0.15	300,000	6.85	$0.15	300,000	$0.15
$0.25	850,000	6.93	$0.25	850,000	$0.25
$0.30	500,000	7.28	$0.30	500,000	$0.30
$0.10 - $0.30	9,044,740	5.92	$0.13	9,044,740	$0.13

The following table summarizes information about stock warrants outstanding as of February 28, 2018:

Exercise Price	Number Outstanding	Weighted Average Remaining Life (years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercisable Price
$0.10	7,394,740	5.92	$0.10	7,394,740	$0.10
$0.15	300,000	7.10	$0.15	300,000	$0.15
$0.25	850,000	7.19	$0.25	850,000	$0.25
$0.30	500,000	7.54	$0.30	500,000	$0.30
$0.10 - $0.30	9,044,740	6.17	$0.13	9,044,740	$0.13